Business Combinations and Disposal Group Held for Sale - Summary of Purchase Price Allocation (Parenthetical) (Details) - USD ($) $ in Millions	Nov. 16, 2018	May 22, 2018	Sep. 08, 2017
Brilliant Basics Holdings Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired			$ 1
WoongDoody Holding Company Inc
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired		$ 8
Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired	$ 9